Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 89.7%
Advertising - 0.1%
Omnicom Group, Inc.	10	$698
The Interpublic Group of Cos., Inc.	19	568
		1,266
Aerospace/Defense - 1.5%
General Dynamics Corp.	11	2,493
Howmet Aerospace, Inc.	18	668
L3Harris Technologies, Inc.	9	2,160
Lockheed Martin Corp.	12	4,966
Northrop Grumman Corp.	7	3,352
Raytheon Technologies Corp.	73	6,804
Teledyne Technologies, Inc. (a)	2	783
The Boeing Co. (a)	27	4,302
TransDigm Group, Inc. (a)	3	1,867
		27,395
Agriculture - 0.7%
Altria Group, Inc.	89	3,904
Archer-Daniels-Midland Co.	28	2,318
Philip Morris International, Inc.	76	7,383
		13,605
Airlines - 0.2%
Alaska Air Group, Inc. (a)	6	266
American Airlines Group, Inc. (a)	32	439
Delta Air Lines, Inc. (a)	31	986
Southwest Airlines Co. (a)	29	1,105
United Airlines Holdings, Inc. (a)	16	588
		3,384
Apparel - 0.5%
NIKE, Inc. - Class B	62	7,125
PVH Corp.	3	186
Ralph Lauren Corp.	2	197
Tapestry, Inc.	12	404
VF Corp.	16	715
		8,627
Auto Manufacturers - 2.4%
Cummins, Inc.	7	1,549
Ford Motor Co.	193	2,835
General Motors Co. (a)	71	2,575
PACCAR, Inc.	17	1,556
Tesla Motors, Inc. (a)	41	36,549
		45,064
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	13	1,364
BorgWarner, Inc.	12	461
		1,825
Banks - 4.2%
Bank of America Corp.	347	11,732
Citigroup, Inc.	95	4,930
Citizens Financial Group, Inc.	24	911
Comerica, Inc.	6	467
Fifth Third Bancorp	34	1,160
First Republic Bank	9	1,464
Huntington Bancshares, Inc.	70	930
JPMorgan Chase & Co.	144	16,612
KeyCorp.	46	842
M&T Bank Corp.	9	1,597
Morgan Stanley	69	5,817
Northern Trust Corp.	10	998
Regions Financial Corp.	46	974
Signature Bank	3	557
State Street Corp.	18	1,279
SVB Financial Group (a)	3	1,211
The Bank of New York Mellon Corp.	36	1,564
The Goldman Sachs Group, Inc.	17	5,668
The PNC Financial Services Group, Inc.	20	3,319
Truist Financial Corp.	65	3,280
US Bancorp	66	3,115
Wells Fargo & Co.	186	8,160
Zions Bancorp	7	382
		76,969
Beverages - 1.7%
Brown-Forman Corp. - Class B	9	668
Constellation Brands, Inc. - Class A	8	1,971
Keurig Dr Pepper, Inc.	36	1,395
Molson Coors Brewing Co. - Class B	9	538
Monster Beverage Corp. (a)	18	1,793
PepsiCo, Inc.	68	11,897
The Coca-Cola Co.	191	12,256
		30,518
Biotechnology - 1.4%
Amgen, Inc.	26	6,434
Biogen, Inc. (a)	7	1,505
Bio-Rad Laboratories, Inc. - Class A (a)	1	563
Corteva, Inc.	35	2,014
Gilead Sciences, Inc.	61	3,645
Illumina, Inc. (a)	8	1,734
Incyte Corp. (a)	9	699
Moderna, Inc. (a)	17	2,790
Regeneron Pharmaceuticals, Inc. (a)	5	2,909
Vertex Pharmaceuticals, Inc. (a)	13	3,645
		25,938
Building Materials - 0.4%
Carrier Global Corp.	42	1,702
Fortune Brands Home & Security, Inc.	6	418
Johnson Controls International PLC	34	1,833
Martin Marietta Materials, Inc.	3	1,056
Masco Corp.	12	665
Mohawk Industries, Inc. (a)	3	386
Vulcan Materials Co.	7	1,157
		7,217
Chemicals - 1.5%
Air Products & Chemicals, Inc.	11	2,730
Albemarle Corp.	6	1,466
Celanese Corp.	5	587
CF Industries Holdings, Inc.	10	955
Dow, Inc.	36	1,915
DuPont de Nemours, Inc.	25	1,531
Eastman Chemical Co.	6	576
Ecolab, Inc.	12	1,982
FMC Corp.	6	667
International Flavors & Fragrances, Inc.	12	1,489
Linde PLC	25	7,550
LyondellBasell Industries NV	13	1,159
Mosaic Co.	18	948
PPG Industries, Inc.	12	1,551
The Sherwin-Williams Co.	12	2,903
		28,009
Commercial Services - 1.7%
Automatic Data Processing, Inc.	20	4,822
Cintas Corp.	4	1,702
Equifax, Inc.	6	1,253
FleetCor Technologies, Inc. (a)	4	880
Gartner, Inc. (a)	4	1,062
Global Payments, Inc.	14	1,713
MarketAxess Holdings, Inc.	2	542
Moody's Corp.	8	2,482
Nielsen Holdings PLC	18	431
PayPal Holdings, Inc. (a)	57	4,932
Quanta Services, Inc.	7	971
Robert Half International, Inc.	5	396
Rollins, Inc.	11	424
S&P Global, Inc.	17	6,408
United Rentals, Inc. (a)	4	1,291
Verisk Analytics, Inc.	8	1,522
		30,831
Computers - 8.1%
Accenture PLC - Class A	31	9,494
Apple, Inc.	753	122,370
Cognizant Technology Solutions Corp.	26	1,767
DXC Technology Co. (a)	12	379
EPAM Systems, Inc. (a)	3	1,048
Fortinet, Inc. (a)	35	2,088
Hewlett Packard Enterprise Co.	64	911
HP, Inc.	52	1,736
International Business Machines Corp.	44	5,755
Leidos Holdings, Inc.	7	749
NetApp, Inc.	11	785
Seagate Technology Holdings PLC	10	800
Western Digital Corp. (a)	15	736
		148,618
Cosmetics/Personal Care - 1.2%
Colgate-Palmolive Co.	41	3,228
The Estee Lauder Cos., Inc.	11	3,004
The Procter & Gamble Co.	117	16,253
		22,485
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	10	1,281
Fastenal Co.	28	1,438
LKQ Corp.	13	713
Pool Corp.	2	715
W.W. Grainger, Inc.	2	1,087
		5,234
Diversified Financial Services - 3.4%
American Express Co.	30	4,620
Ameriprise Financial, Inc.	5	1,350
BlackRock, Inc.	7	4,684
Capital One Financial Corp.	19	2,087
Cboe Global Markets, Inc.	5	617
CME Group, Inc.	18	3,591
Discover Financial Services	14	1,414
Franklin Resources, Inc.	14	384
Intercontinental Exchange, Inc.	27	2,754
Invesco Ltd.	16	284
MasterCard, Inc. - Class A	42	14,859
Nasdaq, Inc.	6	1,085
Raymond James Financial, Inc.	10	985
Synchrony Financial	25	837
T Rowe Price Group, Inc.	11	1,358
The Charles Schwab Corp.	74	5,110
Visa, Inc. - Class A	81	17,181
		63,200
Electric - 2.6%
Alliant Energy Corp.	12	731
Ameren Corp.	13	1,211
American Electric Power Co., Inc.	25	2,464
CenterPoint Energy, Inc.	31	982
CMS Energy Corp.	14	962
Consolidated Edison, Inc.	17	1,688
Constellation Energy Corp.	16	1,058
Dominion Energy, Inc.	40	3,279
DTE Energy Co.	9	1,173
Duke Energy Corp.	38	4,177
Edison International	19	1,288
Entergy Corp.	10	1,151
Evergy, Inc.	11	751
Eversource Energy	17	1,500
Exelon Corp.	48	2,231
FirstEnergy Corp.	28	1,151
NextEra Energy, Inc.	96	8,111
NRG Energy, Inc.	12	453
Pinnacle West Capital Corp.	6	441
PPL Corp.	36	1,047
Public Service Enterprise Group, Inc.	24	1,576
Sempra Energy	15	2,487
The AES Corp.	33	733
The Southern Co.	52	3,998
WEC Energy Group, Inc.	15	1,557
Xcel Energy, Inc.	27	1,976
		48,176
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	11	1,358
Emerson Electric Co.	29	2,612
Generac Holdings, Inc. (a)	3	805
		4,775
Electronics - 1.0%
Agilent Technologies, Inc.	15	2,012
Allegion PLC	4	423
Amphenol Corp.	29	2,237
Fortive Corp.	18	1,160
Garmin Ltd.	7	683
Honeywell International, Inc.	33	6,351
Keysight Technologies, Inc. (a)	9	1,463
Mettler-Toledo International, Inc. (a)	1	1,350
TE Connectivity Ltd.	16	2,140
Trimble, Inc. (a)	12	833
		18,652
Energy-Alternate Sources - 0.2%
Enphase Energy, Inc. (a)	7	1,989
SolarEdge Technologies, Inc. (a)	3	1,081
		3,070
Engineering & Construction - 0.0% (b)
Jacobs Engineering Group, Inc.	6	824

Entertainment - 0.1%
Caesars Entertainment, Inc. (a)	10	457
Live Nation Entertainment, Inc. (a)	7	658
Penn National Gaming, Inc. (a)	8	276
		1,391
Environmental Control - 0.3%
Pentair PLC	8	391
Republic Services, Inc.	10	1,386
Waste Management, Inc.	19	3,127
		4,904
Food - 1.1%
Campbell Soup Co.	10	493
Conagra Brands, Inc.	23	787
General Mills, Inc.	29	2,169
Hormel Foods Corp.	14	691
Kellogg Co.	12	887
Lamb Weston Holdings, Inc.	7	558
McCormick & Co., Inc.	12	1,048
Mondelez International, Inc.	68	4,355
Sysco Corp.	25	2,122
The Hershey Co.	7	1,596
The JM Smucker Co.	5	662
The Kraft Heinz Co.	35	1,289
The Kroger Co.	32	1,486
Tyson Foods, Inc. - Class A	14	1,232
		19,375
Forest Products & Paper - 0.0% (b)
International Paper Co.	18	770

Gas - 0.1%
Atmos Energy Corp.	7	850
NiSource, Inc.	20	608
		1,458
Hand/Machine Tools - 0.1%
Snap-On, Inc.	3	672
Stanley Black & Decker, Inc.	7	681
		1,353
Healthcare-Products - 3.5%
Abbott Laboratories	86	9,360
ABIOMED, Inc. (a)	2	586
Align Technology, Inc. (a)	4	1,124
Baxter International, Inc.	25	1,466
Bio-Techne Corp.	2	771
Boston Scientific Corp. (a)	70	2,873
Danaher Corp.	32	9,327
DENTSPLY SIRONA, Inc.	11	398
Edwards Lifesciences Corp. (a)	30	3,016
Henry Schein, Inc. (a)	7	552
Hologic, Inc. (a)	12	857
IDEXX Laboratories, Inc. (a)	4	1,597
Intuitive Surgical, Inc. (a)	18	4,143
Medtronic PLC	66	6,106
PerkinElmer, Inc.	6	919
ResMed, Inc.	7	1,684
STERIS PLC	5	1,128
Stryker Corp.	16	3,436
Teleflex, Inc.	2	481
The Cooper Cos., Inc.	2	654
Thermo Fisher Scientific, Inc.	19	11,370
Waters Corp. (a)	3	1,092
West Pharmaceutical Services, Inc.	4	1,374
Zimmer Biomet Holdings, Inc.	10	1,104
		65,418
Healthcare-Services - 2.5%
Catalent, Inc. (a)	9	1,018
Centene Corp. (a)	29	2,696
Charles River Laboratories International, Inc. (a)	2	501
DaVita, Inc. (a)	3	253
Elevance Health, Inc.	12	5,725
HCA Healthcare, Inc.	11	2,337
Humana, Inc.	6	2,892
IQVIA Holdings, Inc. (a)	9	2,162
Laboratory Corp. of American Holdings	5	1,311
Molina Healthcare, Inc. (a)	3	983
Quest Diagnostics, Inc.	6	819
UnitedHealth Group, Inc.	46	24,948
Universal Health Services, Inc. - Class B	3	337
		45,982
Home Builders - 0.2%
DR Horton, Inc.	16	1,249
Lennar Corp. - Class A	13	1,105
PulteGroup, Inc.	12	523
		2,877
Home Furnishings - 0.0% (b)
Whirlpool Corp.	3	519

Household Products/Wares - 0.3%
Avery Dennison Corp.	4	762
Church & Dwight Co., Inc.	12	1,055
Kimberly-Clark Corp.	16	2,109
The Clorox Co.	6	851
		4,777
Housewares - 0.0% (b)
Newell Brands, Inc.	18	364

Insurance - 3.3%
Aflac, Inc.	29	1,662
American International Group, Inc.	39	2,019
Aon PLC	10	2,910
Arthur J Gallagher & Co.	10	1,790
Assurant, Inc.	3	527
Berkshire Hathaway, Inc. - Class B (a)	89	26,753
Brown & Brown, Inc.	11	716
Chubb Ltd.	21	3,961
Cincinnati Financial Corp.	7	681
Everest Re Group Ltd.	2	523
Globe Life, Inc.	4	403
Lincoln National Corp.	8	411
Loews Corp.	10	582
Marsh & McLennan Cos., Inc.	25	4,099
MetLife, Inc.	34	2,151
Principal Financial Group, Inc.	12	803
Prudential Financial, Inc.	18	1,800
The Allstate Corp.	13	1,521
The Hartford Financial Services Group, Inc.	16	1,032
The Progressive Corp.	29	3,337
The Travelers Cos., Inc.	12	1,904
W R Berkley Corp.	10	625
Willis Towers Watson PLC	5	1,035
		61,245
Internet - 8.6%
Alphabet, Inc. - Class A (a)	300	34,896
Alphabet, Inc. - Class C (a)	260	30,326
Amazon.com, Inc. (a)	428	57,759
Booking Holdings, Inc. (a)	2	3,871
CDW Corp.	7	1,271
eBay, Inc.	27	1,313
Etsy, Inc. (a)	6	622
Expedia Group, Inc. (a)	7	742
F5, Inc. (a)	3	502
Match Group, Inc. (a)	14	1,026
Meta Platforms, Inc. - Class A (a)	112	17,819
Netflix, Inc. (a)	22	4,948
NortonLifeLock, Inc.	28	687
Twitter, Inc. (a)	37	1,540
VeriSign, Inc. (a)	5	946
		158,268
Iron/Steel - 0.1%
Nucor Corp.	13	1,765

Leisure Time - 0.1%
Carnival Corp. (a)	40	362
Norwegian Cruise Line Holdings Ltd. (a)	21	255
Royal Caribbean Cruises Ltd. (a)	11	426
		1,043
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	14	1,793
Las Vegas Sands Corp. (a)	17	641
Marriott International, Inc.	13	2,065
MGM Resorts International	17	556
Wynn Resorts Ltd. (a)	5	317
		5,372
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	26	5,155

Machinery-Diversified - 0.7%
Deere & Co.	14	4,804
Dover Corp.	7	936
IDEX Corp.	4	835
Ingersoll Rand, Inc.	20	996
Nordson Corp.	3	693
Otis Worldwide Corp.	21	1,642
Rockwell Automation, Inc.	6	1,532
Westinghouse Air Brake Technologies Corp.	9	841
Xylem, Inc.	9	828
		13,107
Media - 1.3%
Charter Communications, Inc. - Class A (a)	6	2,593
Comcast Corp. - Class A	219	8,217
DISH Network Corp. - Class A (a)	12	208
FactSet Research Systems, Inc.	2	859
Fox Corp. - Class A	15	497
Fox Corp. - Class B	7	216
News Corp. - Class B	6	104
News Corp. - Class A	19	326
Paramount Global - Class B	30	709
Walt Disney Co. (a)	89	9,443
Warner Bros Discovery, Inc. (a)	108	1,620
		24,792
Mining - 0.2%
Freeport-McMoRan, Inc.	71	2,240
Newmont Goldcorp Corp.	39	1,766
		4,006
Miscellaneous Manufacturing - 0.8%
3M Co.	28	4,011
A O Smith Corp.	6	379
Eaton Corp. PLC	20	2,968
General Electric Co.	54	3,991
Illinois Tool Works, Inc.	14	2,909
Parker-Hannifin Corp.	6	1,734
Textron, Inc.	11	722
Trane Technologies PLC	11	1,617
		18,331

Office/Business Equipment - 0.1%
Zebra Technologies Corp. (a)	3	1,073

Oil & Gas - 3.5%
APA Corp.	17	632
Chevron Corp.	96	15,723
ConocoPhillips	63	6,138
Coterra Energy, Inc.	39	1,193
Devon Energy Corp.	30	1,886
Diamondback Energy, Inc.	8	1,024
EOG Resources, Inc.	29	3,225
Exxon Mobil Corp.	206	19,967
Hess Corp.	14	1,575
Marathon Oil Corp.	35	868
Marathon Petroleum Corp.	26	2,383
Occidental Petroleum Corp.	44	2,893
Phillips 66	24	2,136
Pioneer Natural Resources Co.	11	2,607
Valero Energy Corp.	20	2,215
		64,465
Oil & Gas Services - 0.3%
Baker Hughes Co.	46	1,182
Halliburton Co.	44	1,289
Schlumberger Ltd.	69	2,555
		5,026
Packaging & Containers - 0.2%
Amcor PLC	74	958
Ball Corp.	16	1,175
Packaging Corp. of America	5	703
Sealed Air Corp.	7	428
Westrock Co.	12	508
		3,772
Pharmaceuticals - 5.7%
AbbVie, Inc.	87	12,485
AmerisourceBergen Corp.	7	1,021
Becton Dickinson and Co.	14	3,420
Bristol-Myers Squibb Co.	104	7,673
Cardinal Health, Inc.	13	774
Cigna Corp.	16	4,406
CVS Health Corp.	64	6,124
DexCom, Inc. (a)	19	1,560
Eli Lilly & Co.	39	12,858
Johnson & Johnson	129	22,513
McKesson Corp.	7	2,391
Merck & Co., Inc.	124	11,078
Organon & Co.	12	381
Pfizer, Inc.	275	13,890
Viatris, Inc.	59	572
Zoetis, Inc.	23	4,199
		105,345
Pipelines - 0.3%
Kinder Morgan, Inc.	95	1,709
ONEOK, Inc.	22	1,314
The Williams Cos., Inc.	60	2,046
		5,069
Real Estate - 0.1%
CBRE Group, Inc. (a)	16	1,370

Retail - 4.7%
Advance Auto Parts, Inc.	3	581
AutoZone, Inc. (a)	1	2,137
Bath & Body Works, Inc.	12	427
Best Buy Co., Inc.	10	770
CarMax, Inc. (a)	8	796
Chipotle Mexican Grill, Inc. (a)	1	1,564
Costco Wholesale Corp.	22	11,909
Darden Restaurants, Inc.	6	747
Dollar General Corp.	11	2,733
Dollar Tree, Inc. (a)	11	1,819
Domino's Pizza, Inc.	2	784
Genuine Parts Co.	7	1,070
Lowe's Cos., Inc.	32	6,129
McDonald's Corp.	36	9,481
O'Reilly Automotive, Inc. (a)	3	2,111
Ross Stores, Inc.	17	1,381
Starbucks Corp.	56	4,748
Target Corp.	23	3,758
The Home Depot, Inc.	51	15,348
The TJX Cos., Inc.	57	3,486
Tractor Supply Co.	5	957
Ulta Beauty, Inc. (a)	3	1,167
Walgreens Boots Alliance, Inc.	35	1,387
Walmart, Inc.	69	9,111
Yum! Brands, Inc.	14	1,716
		86,117
Semiconductors - 4.9%
Advanced Micro Devices, Inc. (a)	79	7,463
Analog Devices, Inc.	26	4,471
Applied Materials, Inc.	43	4,557
Broadcom, Inc.	20	10,710
Intel Corp.	200	7,262
KLA Corp.	7	2,685
Lam Research Corp.	7	3,504
Microchip Technology, Inc.	27	1,859
Micron Technology, Inc.	55	3,402
Monolithic Power Systems, Inc.	2	930
NVIDIA Corp.	123	22,341
NXP Semiconductors NV	13	2,390
ON Semiconductor Corp. (a)	21	1,402
Qorvo, Inc. (a)	5	520
QUALCOMM, Inc.	55	7,978
Skyworks Solutions, Inc.	8	871
Teradyne, Inc.	8	807
Texas Instruments, Inc.	45	8,050
		91,202
Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	2	434

Software - 9.2%
Activision Blizzard, Inc.	38	3,038
Adobe, Inc. (a)	23	9,433
Akamai Technologies, Inc. (a)	8	770
ANSYS, Inc. (a)	4	1,116
Autodesk, Inc. (a)	11	2,380
Broadridge Financial Solutions, Inc.	6	963
Cadence Design System, Inc. (a)	13	2,419
Ceridian HCM Holding, Inc. (a)	7	383
Citrix Systems, Inc.	6	608
Electronic Arts, Inc.	14	1,837
Fidelity National Information Services, Inc.	30	3,065
Fiserv, Inc. (a)	28	2,959
Intuit, Inc.	14	6,386
Jack Henry & Associates, Inc.	4	831
Microsoft Corp.	366	102,751
MSCI, Inc.	4	1,925
Oracle Corp.	77	5,994
Paychex, Inc.	16	2,052
Paycom Software, Inc. (a)	2	661
PTC, Inc. (a)	5	617
Roper Technologies, Inc.	5	2,183
salesforce.com, Inc. (a)	49	9,017
ServiceNow, Inc. (a)	10	4,467
Synopsys, Inc. (a)	7	2,573
Take-Two Interactive Software, Inc. (a)	8	1,062
Tyler Technologies, Inc. (a)	2	798
		170,288
Telecommunications - 1.9%
Arista Networks, Inc. (a)	11	1,283
AT&T, Inc.	350	6,573
Cisco Systems, Inc.	203	9,210
Corning, Inc.	37	1,360
Juniper Networks, Inc.	16	448
Lumen Technologies, Inc.	46	501
Motorola Solutions, Inc.	8	1,909
T-Mobile US, Inc. (a)	29	4,149
Verizon Communications, Inc.	206	9,515
		34,948
Toys/Games/Hobbies - 0.0% (b)
Hasbro, Inc.	6	472

Transportation - 1.4%
CH Robinson Worldwide, Inc.	6	664
CSX Corp.	106	3,427
Expeditors International of Washington, Inc.	8	850
FedEx Corp.	12	2,797
JB Hunt Trasport Services, Inc.	4	733
Norfolk Southern Corp.	12	3,014
Old Dominion Freight Line, Inc.	4	1,214
Union Pacific Corp.	31	7,047
United Parcel Service, Inc. - Class B	36	7,016
		26,762
Water - 0.1%
American Water Works Co., Inc.	9	1,399
TOTAL COMMON STOCKS (Cost $1,837,574)		1,655,696

REAL ESTATE INVESTMENT TRUSTS - 2.6%
Alexandria Real Estate Equities, Inc.	7	1,160
American Tower Corp.	23	6,229
AvalonBay Communities, Inc.	7	1,498
Boston Properties, Inc.	7	638
Camden Property Trust	5	706
Crown Castle International Corp.	21	3,794
Digital Realty Trust, Inc.	14	1,854
Duke Realty Corp.	19	1,189
Equinix, Inc.	4	2,815
Equity Residential	17	1,333
Essex Property Trust, Inc.	3	860
Extra Space Storage, Inc.	7	1,327
Federal Realty OP LP	3	317
Healthpeak Properties, Inc.	26	718
Host Hotels & Resorts, Inc.	35	623
Iron Mountain, Inc.	14	679
Kimco Realty Corp.	30	663
Mid-America Apartment Communities, Inc.	6	1,114
Prologis, Inc.	36	4,772
Public Storage	7	2,285
Realty Income Corp.	29	2,146
Regency Centers Corp.	8	515
SBA Communications Corp.	5	1,679
Simon Property Group, Inc.	16	1,738
UDR, Inc.	15	726
Ventas, Inc.	20	1,076
VICI Properties, Inc.	47	1,607
Vornado Realty Trust	8	243
Welltower, Inc.	22	1,899
Weyerhaeuser Co.	36	1,308
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $51,154)		47,511

	Principal Amount
SHORT-TERM INVESTMENTS - 2.5%
MONEY MARKET DEPOSIT ACCOUNTS - 2.5%
U.S. Bank Money Market Deposit Account 1.600% (c)	$45,348	45,348
TOTAL SHORT-TERM INVESTMENTS (Cost $45,348)		45,348

Total Investments (Cost $1,934,076) - 94.8%		1,748,555
Other Assets in Excess of Liabilities - 5.2%		96,392
TOTAL NET ASSETS - 100.0%		$1,844,947

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Schedule of Open Futures Contracts July 31, 2022 (Unaudited)
Number of Contracts	Long/Short	Description	Expiration Date	Notional Value	Value & Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/16/2022	$65,650	$2,986
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/15/2023	62,600	(2,189)
4	Long	S&P 500 Annual Dividend Futures Index (a)	12/20/2024	60,400	(6,464)
					$(5,667)

(a) Exchange traded.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,655,696	$ -	$ -	$ -	$ 1,655,696
Real Estate Investment Trusts	47,511				47,511
Short-Term Investments	45,348				45,348
Total Investments in Securities	$ 1,748,555	$ -	$ -	$ -	$ 1,748,555

Other Financial Instruments (a)
Futures Contracts	$ (5,667)	$ -	$ -	$ -	$ (5,667)
^ See the Schedules of Investments for industry categories.

(a) ) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.